Land Use Rights, Net (Details) - Schedule of land use rights, net ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Land Use Rights Net Abstract
Land use rights, cost	¥ 1,388	$ 201	¥ 1,388
Accumulated amortization	(277)	(40)	(250)
Land use rights, net	¥ 1,111	$ 161	¥ 1,138